32. Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	R$ 1,357,785	R$ 1,343,344	R$ 1,304,418
Personnel
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	1,330,417	1,314,468	1,278,397
Personnel | Wages and salaries
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	794,966	806,119	801,789
Personnel | Social charges on payroll
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	261,459	266,183	257,519
Personnel | Meal assistance and education allowance
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	113,177	119,881	109,999
Personnel | Provisons for profit sharing
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	91,526	68,817	64,814
Personnel | Compensation - Voluntary termination Program/retirement
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	69,289	53,468	44,276
Management
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	27,368	28,876	26,021
Management | Wages and salaries
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	21,422	22,895	20,639
Management | Social charges on payroll
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	5,695	5,635	5,136
Management | Other expenses
DisclosureOfPersonnelAndManagementExpenseLineItems [Line Items]
Personnel and management	R$ 251	R$ 346	R$ 246